SECURTER SYSTEMS INC. (Details 1) - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about business combination [abstract]
Accounting, audit and legal	$ 0	$ 1,291
Advertising and promotion	0	359
Consulting fees	0	1,831
Development costs	0	17,524
Exchange rate loss	0	(454)
Interest and bank charges	0	132
General and adminstration expenses	0	170
Salaries	0	1,958
Expenses	0	22,811
Loss for the period from discontinued operations	$ 0	$ (22,811)